Eaton Vance

Floating-Rate Income Trust

August 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 7.5%

Security	Principal Amount (000’s omitted)	Value
Allegany Park CLO, Ltd., Series 2019-1A, Class E, 6.909%, (3 mo. USD LIBOR + 6.78%), 1/20/33(1)(2)	$850	$852,091
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 5.975%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	2,000	1,966,286
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 6.984%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	1,300	1,290,974
Bardot CLO, Ltd., Series 2019-2A, Class E, 7.088%, (3 mo. USD LIBOR + 6.95%), 10/22/32(1)(2)	1,000	1,001,112
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.146%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	748,879
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class E, 7.026%, (3 mo. USD LIBOR + 6.90%), 10/15/32(1)(2)	1,000	1,000,482
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class E, 7.834%, (3 mo. USD LIBOR + 7.70%), 10/20/32(1)(2)	1,500	1,503,102
Canyon Capital CLO, Ltd., Series 2019-2A, Class E, 7.276%, (3 mo. USD LIBOR + 7.15%), 10/15/32(1)(2)	400	400,506
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 6.633%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,200	1,135,559
Series 2015-5A, Class DR, 6.834%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	475,632
Cedar Funding X CLO, Ltd., Series 2019-10A, Class E, 7.134%, (3 mo. USD LIBOR + 7.00%), 10/20/32(1)(2)	1,000	1,001,014
Fort Washington CLO, Ltd., Series 2019-1A, Class E, 7.384%, (3 mo. USD LIBOR + 7.25%), 10/20/32(1)(2)	1,000	1,000,814
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.771%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	1,000	990,166
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 5.384%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	954,504
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 6.075%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	250	245,669
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 5.884%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	1,200	1,102,006
Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.825%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,000	1,000,977
Kayne CLO 7, Ltd., Series 2020-7A, Class E, 6.634%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	1,275	1,279,123
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.376%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	500	500,607
Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class E, 6.926%, (3 mo. USD LIBOR + 6.80%), 10/16/32(1)(2)	1,000	1,001,139
Oaktree CLO, Ltd., Series 2019-3A, Class E, 6.904%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(2)	1,000	967,071

Security	Principal Amount (000’s omitted)	Value
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 5.984%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	$900	$887,475
Series 2019-1A, Class D, 7.125%, (3 mo. USD LIBOR + 7.00%), 11/14/32(1)(2)	1,000	1,001,750
Regatta XII Funding, Ltd., Series 2019-1A, Class E, 6.976%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(2)	500	500,555
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 6.075%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	700	677,751
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 7.126%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	750	750,943
Southwick Park CLO, LLC, Series 2019-4A, Class E, 6.834%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	2,000	2,002,098
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 6.324%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	850	799,711
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 6.904%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	1,000	954,259
Voya CLO, Ltd., Series 2013-1A, Class DR, 6.606%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	2,000	1,868,174
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 7.366%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	1,300	1,302,926

Total Asset-Backed Securities (identified cost $31,269,333)		$31,163,355

Closed-End Funds — 2.1%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,491,313
Invesco Senior Income Trust	402,161	1,761,465
Nuveen Credit Strategies Income Fund	406,731	2,643,752
Nuveen Floating Rate Income Fund	164,907	1,649,070
Nuveen Floating Rate Income Opportunity Fund	115,017	1,145,569

Total Closed-End Funds (identified cost $10,414,762)		$8,691,169

Common Stocks — 1.3%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(4)(5)	58	$657,015

		$657,015

Electronics/Electrical — 0.1%
SkillSoft Corporation(3)(4)(5)	56,469	$541,643

		$541,643

Oil and Gas — 0.4%
Nine Point Energy Holdings, Inc.(4)(5)(6)	758	$0
QuarterNorth Energy, Inc.(3)(4)	13,251	1,556,992

		$1,556,992

Security	Shares	Value
Radio and Television — 0.4%
Clear Channel Outdoor Holdings, Inc.(3)(4)	86,335	$227,061
Cumulus Media, Inc., Class A(3)(4)	42,499	501,913
iHeartMedia, Inc., Class A(3)(4)	36,714	913,445

		$1,642,419

Retailers (Except Food and Drug) — 0.1%
Phillips Pet Holding Corp.(3)(4)(5)	613	$243,213

		$243,213

Telecommunications — 0.2%
GEE Acquisition Holdings Corp.(3)(4)(5)	46,236	$961,246

		$961,246

Total Common Stocks (identified cost $4,938,418)		$5,602,528

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%(4)(5)(6)	14	$0

Total Convertible Preferred Stocks (identified cost $14,000)		$0

Corporate Bonds — 1.9%

Security	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.5%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$271	$280,824
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	750	799,687
5.75%, 4/15/26(1)	750	812,316

		$1,892,827

Food Products — 0.3%
Del Monte Foods, Inc., 11.875%, 5/15/25(1)	$1,075	$1,205,344

		$1,205,344

Food/Drug Retailers — 0.3%
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	$1,300	$1,337,362

		$1,337,362

Radio and Television — 0.7%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$3,160	$2,103,138
iHeartCommunications, Inc.:
6.375%, 5/1/26	208	219,570
8.375%, 5/1/27	376	400,249

		$2,722,957

Security	Principal Amount (000’s omitted)		Value
Telecommunications — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)		$600	$624,000

			$624,000

Total Corporate Bonds (identified cost $7,896,526)			$7,782,490

Senior Floating-Rate Loans — 132.1%(7)

Borrower/Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.6%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	107	$120,658
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	418	470,566
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	450	529,968
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/17/27		1,750	1,752,187
Dynasty Acquisition Co., Inc.:
Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26		1,052	1,026,917
Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26		1,956	1,909,393
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(8)		325	325,310
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(5)		418	342,828
KKR Apple Bidco, LLC, Term Loan, 7/14/28(9)		1,500	1,497,187
Spirit Aerosystems, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25		448	452,228
WP CPP Holdings, LLC, Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(10)		2,305	2,217,741

			$10,644,983

Air Transport — 2.7%
AAdvantage Loyalty IP, Ltd., Term Loan, 4/20/28(9)		3,050	$3,145,422
Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28		2,000	2,001,562
Brown Group Holding, LLC, Term Loan, 6/7/28(9)		2,026	2,018,853
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		800	849,955
United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28		3,150	3,161,576

			$11,177,368

Automotive — 5.5%
Adient US, LLC, Term Loan, 3.585%, (1 mo. USD LIBOR + 3.50%), 4/8/28		1,050	$1,050,985
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28		1,375	1,378,953
Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		998	995,006
Bright Bidco B.V., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 6/30/24(10)		1,634	1,314,988
Chassix, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/15/23		1,448	1,425,788
Clarios Global, L.P., Term Loan, 3.335%, (1 mo. USD LIBOR + 3.25%), 4/30/26		3,270	3,241,388

Borrower/Description	Principal Amount* (000’s omitted)	Value
Dayco Products, LLC, Term Loan, 4.371%, (3 mo. USD LIBOR + 4.25%), 5/19/23	1,077	$1,052,053
Garrett LX I S.a.r.l., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28	775	774,031
Gates Global, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27	2,650	2,641,719
Les Schwab Tire Centers, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	4,336	4,346,589
MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28	675	675,738
Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26	1,101	1,102,375
Truck Hero, Inc., Term Loan, 1/31/28(9)	1,750	1,745,762
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	1,025	1,027,388

		$22,772,763

Beverage and Tobacco — 1.1%
Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27	1,095	$1,096,552
City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28	925	923,844
Triton Water Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28	2,500	2,486,632

		$4,507,028

Brokerage/Securities Dealers/Investment Houses — 0.9%
Advisor Group, Inc., Term Loan, 4.585%, (1 mo. USD LIBOR + 4.50%), 7/31/26	2,411	$2,415,519
Hudson River Trading, LLC, Term Loan, 3.085%, (1 mo. USD LIBOR + 3.00%), 3/20/28	1,513	1,491,703

		$3,907,222

Building and Development — 4.9%
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	550	$555,930
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	622	621,875
Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28	948	946,440
CP Atlas Buyer, Inc., Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 11/23/27(10)	1,272	1,267,917
Groupe Solmax, Inc., Term Loan, 6/28/28(9)	1,550	1,551,454
MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27	2,498	2,504,858
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26	1,383	1,392,869
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	723	719,701
Quikrete Holdings, Inc., Term Loan, 2/21/28(9)	2,500	2,483,397
Realogy Group, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/8/25	201	200,504
SRS Distribution, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28	1,175	1,170,502
Standard Industries, Inc., Term Loan, 8/5/28(9)	1,500	1,497,500
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24	1,108	1,108,983
White Cap Buyer, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27	2,357	2,361,166

Borrower/Description	Principal Amount* (000’s omitted)		Value
WireCo WorldGroup, Inc.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23		910	$912,003
Term Loan - Second Lien, 10.00%, (6 mo. USD LIBOR + 9.00%, Floor 1.00%), 9/30/24		1,107	1,101,870

			$20,396,969

Business Equipment and Services — 16.1%
AlixPartners, LLP, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	524	$617,059
Allied Universal Holdco, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28		3,559	3,563,934
AppLovin Corporation, Term Loan, 3.335%, (1 mo. USD LIBOR + 3.25%), 8/15/25		2,200	2,197,800
Belfor Holdings, Inc., Term Loan, 4.085%, (1 mo. USD LIBOR + 4.00%), 4/6/26		564	564,557
Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	825	973,891
Bracket Intermediate Holding Corp., Term Loan, 4.395%, (3 mo. USD LIBOR + 4.25%), 9/5/25		924	922,720
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		1,663	1,643,722
Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		2,719	2,713,212
Ceridian HCM Holding, Inc., Term Loan, 2.582%, (1 week USD LIBOR + 2.50%), 4/30/25		1,039	1,023,433
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		2,203	2,208,453
Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28		1,550	1,536,438
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		3,350	3,326,131
Foundational Education Group, Inc., Term Loan, 8/31/28(9)		475	472,625
Garda World Security Corporation, Term Loan, 4.34%, (1 mo. USD LIBOR + 4.25%), 10/30/26		1,426	1,425,512
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		2,519	2,541,776
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		2,420	2,427,687
Hillman Group, Inc. (The):
Term Loan, 0.72%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(8)		84	84,064
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28		352	350,968
IG Investment Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/23/25		2,575	2,581,532
Intrado Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		1,011	978,759
IRI Holdings, Inc., Term Loan, 4.335%, (1 mo. USD LIBOR + 4.25%), 12/1/25		2,650	2,651,987
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		798	798,499
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27		2,893	2,901,067
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26		663	655,450
KUEHG Corp.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		2,699	2,655,550
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		425	420,219
LGC Group Holdings, Ltd., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	500	582,885
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.085%, (1 mo. USD LIBOR + 3.00%), 4/21/27		371	364,303
Magnite, Inc., Term Loan, 5.75%, (USD LIBOR + 5.00%, Floor 0.75%), 4/28/28(10)		775	773,063

Borrower/Description	Principal Amount* (000’s omitted)		Value
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 1/28/28(10)		500	$499,250
Monitronics International, Inc., Term Loan, 7.75%, (3 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24		1,579	1,534,205
Nielsen Consumer, Inc.:
Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 3/6/28	EUR	424	503,015
Term Loan, 4.096%, (1 mo. USD LIBOR + 4.00%), 3/6/28		798	798,143
Packaging Coordinators Midco, Inc., Term Loan, 11/30/27(9)		1,247	1,246,407
Pike Corporation, Term Loan, 3.09%, (1 mo. USD LIBOR + 3.00%), 1/21/28		503	501,921
Prime Security Services Borrower, LLC, Term Loan, 9/23/26(9)		2,148	2,146,669
Sabre GLBL, Inc.:
Term Loan, 12/17/27(9)		964	959,022
Term Loan, 12/17/27(9)		1,536	1,528,738
Term Loan, 2.085%, (1 mo. USD LIBOR + 2.00%), 2/22/24		1,013	998,241
SITEL Worldwide Corporation, Term Loan, 7/28/28(9)		1,334	1,331,957
Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 4/30/28		1,200	1,195,000
SMG US Midco 2, Inc., Term Loan, 2.616%, (USD LIBOR + 2.50%), 1/23/25(10)		242	228,936
Sotheby’s, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/15/27		464	467,286
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/1/28		4,663	4,672,420
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.375%, (6 mo. EURIBOR + 2.375%), 7/15/25	EUR	801	936,991
Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26		1,653	1,656,317
West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		303	291,722
Zephyr Bidco Limited, Term Loan, 4.80%, (1 mo. GBP LIBOR + 4.75%), 7/23/25	GBP	775	1,061,596

			$66,515,132

Cable and Satellite Television — 3.2%
Altice France S.A.:
Term Loan, 3.814%, (3 mo. USD LIBOR + 3.69%), 1/31/26		776	$770,162
Term Loan, 4.125%, (3 mo. USD LIBOR + 4.00%), 8/14/26		1,227	1,225,307
Numericable Group S.A., Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	479	555,957
UPC Broadband Holding B.V.:
Term Loan, 2.346%, (1 mo. USD LIBOR + 2.25%), 4/30/28		900	888,911
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	775	905,788
UPC Financing Partnership, Term Loan, 3.096%, (1 mo. USD LIBOR + 3.00%), 1/31/29		3,000	2,987,499
Virgin Media Bristol, LLC, Term Loan, 3.346%, (1 mo. USD LIBOR + 3.25%), 1/31/29		5,775	5,769,583

			$13,103,207

Chemicals and Plastics — 4.8%
Aruba Investments, Inc.:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	524	$620,856
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27		798	800,992
Atotech B.V., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/18/28	EUR	375	440,844
Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		498	498,329

Borrower/Description	Principal Amount* (000’s omitted)		Value
Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	626	$736,493
CPC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		823	822,080
Ferro Corporation:
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24		157	156,322
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24		160	159,721
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24		195	194,202
Flint Group GmbH, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		157	155,525
Flint Group US, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		947	940,798
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		806	805,594
Hexion, Inc., Term Loan, 3.65%, (3 mo. USD LIBOR + 3.50%), 7/1/26		760	759,817
Illuminate Buyer, LLC, Term Loan, 3.585%, (1 mo. USD LIBOR + 3.50%), 6/30/27		846	842,372
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	200	236,494
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		222	222,875
INEOS Styrolution US Holding, LLC, Term Loan, 1/29/26(9)		2,000	1,997,084
Lonza Group AG, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 6/29/28		2,500	2,501,562
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/29/27		673	674,154
Momentive Performance Materials, Inc., Term Loan, 3.34%, (1 mo. USD LIBOR + 3.25%), 5/15/24		466	465,063
PMHC II, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25		1,664	1,648,651
Pregis TopCo Corporation, Term Loan, 4.085%, (1 mo. USD LIBOR + 4.00%), 7/31/26		665	665,291
Rohm Holding GmbH, Term Loan, 4.904%, (6 mo. USD LIBOR + 4.75%), 7/31/26		1,494	1,493,985
Solenis Holdings, LLC, Term Loan, 4.00%, (EURIBOR + 4.00%), 6/26/25(10)	EUR	274	323,919
Starfruit Finco B.V., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 10/1/25	EUR	448	526,504
Venator Materials Corporation, Term Loan, 3.085%, (1 mo. USD LIBOR + 3.00%), 8/8/24		409	404,461
W.R. Grace & Co.-Conn., Term Loan, 8/12/28(9)		975	978,250

			$20,072,238

Conglomerates — 0.6%
Conair Holdings, LLC, Term Loan, 5/17/28(9)		2,200	$2,198,625
Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (2 mo. USD LIBOR + 2.50%, Floor 1.00%), 6/27/24		183	183,578

			$2,382,203

Containers and Glass Products — 2.2%
Berlin Packaging, LLC, Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 3/11/28(10)		725	$720,922
BWAY Holding Company, Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 4/3/24		2,483	2,423,027
Flex Acquisition Company, Inc., Term Loan, 2/23/28(9)		3,450	3,433,367
Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25		836	872,350
Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(10)		424	424,600

Borrower/Description	Principal Amount* (000’s omitted)		Value
TricorBraun Holdings, Inc.:
Term Loan, 3.325%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28(8)		124	$122,975
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		551	546,728
Trident TPI Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/17/24		749	748,703

			$9,292,672

Cosmetics/Toiletries — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26		1,418	$1,383,536

			$1,383,536

Drugs — 4.2%
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		864	$880,866
Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/9/26		392	391,124
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25		1,841	1,818,465
Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23		864	863,974
Bausch Health Companies, Inc., Term Loan, 3.085%, (1 mo. USD LIBOR + 3.00%), 6/2/25		2,200	2,195,050
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26		323	323,375
Curia Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/30/26		1,992	1,995,070
Elanco Animal Health Incorporated, Term Loan, 1.846%, (1 mo. USD LIBOR + 1.75%), 8/2/27		634	624,390
Jazz Financing Lux S.a.r.l., Term Loan, 5/5/28(9)		2,500	2,502,638
Mallinckrodt International Finance S.A.:
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		2,132	2,075,294
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		3,061	2,989,783
Nidda Healthcare Holding AG, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	625	732,434

			$17,392,463

Ecological Services and Equipment — 1.0%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		1,849	$1,843,729
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		50	49,836
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27		2,147	2,154,465
US Ecology Holdings, Inc., Term Loan, 2.585%, (1 mo. USD LIBOR + 2.50%), 11/1/26		271	270,791

			$4,318,821

Electronics/Electrical — 29.4%
Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27		48	$48,077
Applied Systems, Inc., Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25		2,671	2,712,238
AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28		975	977,438
Astra Acquisition Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27		866	868,432

Borrower/Description	Principal Amount* (000’s omitted)		Value
Banff Merger Sub, Inc.:
Term Loan, 3.835%, (1 mo. USD LIBOR + 3.75%), 10/2/25		3,759	$3,738,182
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	293	347,202
Barracuda Networks, Inc., Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		450	458,063
Buzz Merger Sub, Ltd.:
Term Loan, 2.835%, (1 mo. USD LIBOR + 2.75%), 1/29/27		593	590,648
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27		67	67,015
Celestica, Inc., Term Loan, 2.588%, (1 mo. USD LIBOR + 2.50%), 6/27/25		218	217,228
CentralSquare Technologies, LLC, Term Loan, 3.897%, (3 mo. USD LIBOR + 3.75%), 8/29/25		902	842,126
Cloudera, Inc.:
Term Loan, 8/9/28(9)		2,400	2,394,749
Term Loan - Second Lien, 8/9/29(9)		650	650,000
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27		672	671,751
Cohu, Inc., Term Loan, 3.172%, (6 mo. USD LIBOR + 3.00%), 10/1/25		274	272,713
Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	575	682,609
Constant Contact, Inc.:
Term Loan, 4.75%, 2/10/28(8)		434	432,580
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		1,616	1,610,159
CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24		660	658,793
Delta TopCo, Inc.:
Term Loan, 12/1/27(9)		1,563	1,566,406
Term Loan - Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28		2,250	2,278,125
DG Investment Intermediate Holdings 2, Inc.:
Term Loan, 3/31/28(9)		173	173,417
Term Loan, 3/31/28(9)		827	828,067
E2open, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/4/28		973	971,347
ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		1,419	1,420,294
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		1,732	1,734,077
Epicor Software Corporation:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27		2,519	2,519,483
Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28		925	953,906
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24		1,642	1,644,998
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		4,982	4,928,748
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		4,315	4,323,498
Hyland Software, Inc., Term Loan - Second Lien, 7.00%, (1 mo. USD LIBOR + 6.25%, Floor 0.75%), 7/7/25		3,806	3,851,196
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26		2,395	2,399,125
Informatica, LLC:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/25/27	EUR	296	348,223
Term Loan, 3.335%, (1 mo. USD LIBOR + 3.25%), 2/25/27		2,500	2,489,687
Term Loan - Second Lien, 7.125%, 2/25/25(11)		550	563,521

Borrower/Description	Principal Amount* (000’s omitted)		Value
Liftoff Mobile, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/17/28		547	$546,737
LogMeIn, Inc., Term Loan, 4.847%, (1 mo. USD LIBOR + 4.75%), 8/31/27		2,040	2,036,107
MA FinanceCo., LLC:
Term Loan, 2.835%, (1 mo. USD LIBOR + 2.75%), 6/21/24		451	446,910
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 6/5/25	EUR	731	872,058
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		1,853	1,865,816
Magenta Buyer, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28		4,650	4,650,000
Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 5/3/29		1,250	1,248,438
Marcel LUX IV S.a.r.l., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		112	111,793
Mirion Technologies, Inc., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 3/6/26		1,357	1,358,474
Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28		725	727,175
PointClickCare Technologies, Inc., Term Loan, 3.75%, (USD LIBOR + 3.00%, Floor 0.75%), 12/29/27(10)		673	674,154
Polaris Newco, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28		2,900	2,901,360
Poseidon Intermediate, LLC, Term Loan, 8/18/25(9)		200	200,042
Proofpoint, Inc., Term Loan, 8/31/28(9)		1,500	1,492,734
RealPage, Inc., Term Loan, 4/24/28(9)		4,425	4,407,026
Recorded Books, Inc., Term Loan, 4.096%, (1 mo. USD LIBOR + 4.00%), 8/29/25		2,520	2,523,150
Redstone Holdco 2 L.P., Term Loan, 5.50%, (2 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/24/28		2,450	2,450,000
Renaissance Holding Corp., Term Loan - Second Lien, 7.085%, (1 mo. USD LIBOR + 7.00%), 5/29/26		200	201,500
Riverbed Technology, Inc., Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26		23	17,661
Seattle Spinco, Inc., Term Loan, 2.835%, (1 mo. USD LIBOR + 2.75%), 6/21/24		3,049	3,018,090
Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27		4,248	4,264,121
Sovos Compliance, LLC:
Term Loan, 0.00%, 7/29/28(8)		92	92,463
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 7/29/28		533	535,427
SurveyMonkey, Inc., Term Loan, 3.84%, (1 week USD LIBOR + 3.75%), 10/10/25		1,034	1,027,629
Symplr Software, Inc., Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27		873	874,631
Tech Data Corporation, Term Loan, 3.585%, (1 week USD LIBOR + 3.50%), 6/30/25		1,191	1,192,428
Tibco Software, Inc.:
Term Loan, 3.84%, (1 mo. USD LIBOR + 3.75%), 6/30/26		2,626	2,609,024
Term Loan - Second Lien, 7.34%, (1 mo. USD LIBOR + 7.25%), 3/3/28		1,350	1,363,500
TTM Technologies, Inc., Term Loan, 2.596%, (1 mo. USD LIBOR + 2.50%), 9/28/24		150	149,647
Turing Midco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/23/28		407	406,564
Uber Technologies, Inc.:
Term Loan, 3.585%, (1 mo. USD LIBOR + 3.50%), 4/4/25		6,140	6,133,911
Term Loan, 3.585%, (1 mo. USD LIBOR + 3.50%), 2/25/27		5	5,290

Borrower/Description	Principal Amount* (000’s omitted)		Value
Ultimate Software Group, Inc. (The):
Term Loan, 5/4/26(9)		1,730	$1,733,136
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26		4,591	4,600,166
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 5/3/27		275	280,271
Ultra Clean Holdings, Inc., Term Loan, 3.835%, (1 mo. USD LIBOR + 3.75%), 8/27/25		1,341	1,344,713
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27		798	799,496
Verifone Systems, Inc., Term Loan, 4.129%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,241	1,200,035
Verisure Holding AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	850	999,516
Veritas US, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 4.75%, Floor 1.00%), 9/1/25	EUR	370	440,301
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		2,729	2,740,327
Vision Solutions, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 4/24/28		2,500	2,497,917
VS Buyer, LLC, Term Loan, 3.085%, (1 mo. USD LIBOR + 3.00%), 2/28/27		1,234	1,228,666
Vungle, Inc., Term Loan, 5.585%, (1 mo. USD LIBOR + 5.50%), 9/30/26		712	715,429
Zebra Buyer, LLC, Term Loan, 4/21/28(9)		1,525	1,529,493

			$121,747,447

Equipment Leasing — 0.5%
Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/5/27	EUR	600	$707,059
Fly Funding II S.a.r.l., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 10/8/25		1,275	1,280,892

			$1,987,951

Financial Intermediaries — 3.4%
Aretec Group, Inc., Term Loan, 4.335%, (1 mo. USD LIBOR + 4.25%), 10/1/25		3,516	$3,500,422
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28		3,038	3,034,177
Edelman Financial Center, LLC, Term Loan, 4/7/28(9)		1,550	1,544,091
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		266	265,785
Focus Financial Partners, LLC:
Term Loan, 6/24/28(9)		281	279,434
Term Loan, 7/1/28(9)		1,219	1,210,879
Greenhill & Co., Inc., Term Loan, 3.335%, (1 mo. USD LIBOR + 3.25%), 4/12/24		511	510,189
GreenSky Holdings, LLC:
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25		495	493,763
Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25		1,451	1,420,411
Mariner Wealth Advisors, LLC:
Term Loan, 8/18/28(9)		53	52,926
Term Loan, 8/18/28(9)		372	370,481
Victory Capital Holdings, Inc., Term Loan, 2.395%, (3 mo. USD LIBOR + 2.25%), 7/1/26		935	927,000
Virtus Investment Partners, Inc., Term Loan, 3.00%, (6 mo. USD LIBOR + 2.25%, Floor 0.75%), 6/1/24		414	413,597

			$14,023,155

Food Products — 0.9%
8th Avenue Food & Provisions, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 10/1/25		500	$497,500
Badger Buyer Corp., Term Loan, 3.586%, (1 mo. USD LIBOR + 3.50%), 9/30/24		361	353,493
HLF Financing S.a.r.l., Term Loan, 2.585%, (1 mo. USD LIBOR + 2.50%), 8/18/25		733	729,030

Borrower/Description	Principal Amount* (000’s omitted)		Value
Monogram Food Solutions, LLC, Term Loan, 8/28/28(9)		450	$450,563
Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		447	446,351
Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24		279	279,843
UTZ Quality Foods, LLC, Term Loan, 3.085%, (1 mo. USD LIBOR + 3.00%), 1/20/28		174	173,799
Wsof I New Finco B.V., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 4/23/28	EUR	775	910,506

			$3,841,085

Food Service — 0.7%
IRB Holding Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27		2,090	$2,091,851
Sovos Brands Intermediate, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 6/8/28		725	727,568

			$2,819,419

Food/Drug Retailers — 0.3%
L1R HB Finance Limited:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 8/9/24	EUR	450	$518,288
Term Loan, 5.329%, (3 mo. GBP LIBOR + 5.25%), 9/2/24	GBP	450	598,126

			$1,116,414

Forest Products — 0.3%
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		1,275	$1,279,383

			$1,279,383

Health Care — 12.1%
Accelerated Health Systems, LLC, Term Loan, 3.589%, (1 mo. USD LIBOR + 3.50%), 10/31/25		561	$558,873
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8/5/28(9)		900	901,125
Alliance Healthcare Services, Inc., Term Loan, 6.75%, (USD Prime + 3.50%), 10/24/23		761	757,130
athenahealth, Inc., Term Loan, 4.377%, (USD LIBOR + 4.25%), 2/11/26(10)		4,133	4,150,529
Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/13/28		875	878,828
Biogroup-LCD, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 1/28/28	EUR	250	294,062
BW NHHC Holdco, Inc., Term Loan, 5.125%, (3 mo. USD LIBOR + 5.00%), 5/15/25		2,492	2,277,487
Cano Health, LLC, Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 11/19/27		1,541	1,542,080
CCRR Parent, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28		524	527,288
Certara L.P., Term Loan, 3.585%, (1 mo. USD LIBOR + 3.50%), 8/15/26		962	961,284
CHG Healthcare Services, Inc., Term Loan, 6/7/23(9)		3,075	3,075,427
CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27		507	507,047
Envision Healthcare Corporation, Term Loan, 3.835%, (1 mo. USD LIBOR + 3.75%), 10/10/25		3,027	2,677,593
eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		349	350,767
GHX Ultimate Parent Corporation, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/28/24		962	961,226
Hanger, Inc., Term Loan, 3.585%, (1 mo. USD LIBOR + 3.50%), 3/6/25		1,113	1,109,612
IQVIA, Inc., Term Loan, 1.835%, (1 mo. USD LIBOR + 1.75%), 3/7/24		551	548,879

Borrower/Description	Principal Amount* (000’s omitted)		Value
Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24		1,607	$1,611,925
Midwest Physician Administrative Services, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/12/28		574	570,121
National Mentor Holdings, Inc.:
Term Loan, 3.75%, 3/2/28(8)		97	96,298
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/18/28		2,079	2,074,329
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28		65	65,331
Navicure, Inc., Term Loan, 4.085%, (1 mo. USD LIBOR + 4.00%), 10/22/26		1,580	1,579,012
Ortho-Clinical Diagnostics S.A., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/30/25	EUR	404	477,806
Pacific Dental Services, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/5/28		600	602,625
PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25		199	199,070
Phoenix Guarantor, Inc.:
Term Loan, 3/5/26(9)		1,550	1,541,087
Term Loan, 3/5/26(9)		3,000	2,975,811
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		1,247	1,242,394
Radiology Partners, Inc., Term Loan, 4.346%, (1 mo. USD LIBOR + 4.25%), 7/9/25		2,555	2,544,010
Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		675	671,308
Sound Inpatient Physicians, Term Loan, 2.835%, (1 mo. USD LIBOR + 2.75%), 6/27/25		485	482,151
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		1,247	1,250,289
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		2,525	2,528,944
Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	325	382,031
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		1,977	1,928,618
U.S. Anesthesia Partners, Inc., Term Loan, 6/23/24(9)		2,545	2,524,632
US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27		896	901,177
Verscend Holding Corp., Term Loan, 4.085%, (1 mo. USD LIBOR + 4.00%), 8/27/25		1,594	1,594,498

			$49,922,704

Home Furnishings — 2.2%
ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/5/28		2,125	$2,128,037
Ai Aqua Merger Sub, Inc.:
Term Loan, 7/31/28(9)		244	244,994
Term Loan, 7/31/28(9)		1,956	1,959,956
Mattress Firm, Inc., Term Loan, 6.25%, (6 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27		879	894,677
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		1,165	1,179,504
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		2,693	2,568,778

			$8,975,946

Borrower/Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 6.6%
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (USD LIBOR + 3.50%, Floor 0.75%), 10/8/27(10)		2,206	$2,208,704
Altra Industrial Motion Corp., Term Loan, 2.085%, (1 mo. USD LIBOR + 2.00%), 10/1/25		555	551,667
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		650	644,313
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24		2,913	2,925,557
Delachaux Group S.A.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 4/16/26	EUR	394	465,916
Term Loan, 4.629%, (3 mo. USD LIBOR + 4.50%), 4/16/26		466	466,082
DexKo Global, Inc.:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/24/24	EUR	320	377,335
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/24/24	EUR	799	943,342
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 7/24/24		888	888,402
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		672	672,884
Dynacast International, LLC, Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 10/22/25		371	381,670
Engineered Machinery Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/19/28		2,815	2,809,135
Filtration Group Corporation:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	387	457,334
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/29/25		397	398,116
Gardner Denver, Inc., Term Loan, 1.835%, (1 mo. USD LIBOR + 1.75%), 3/1/27		1,287	1,268,459
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		2,276	2,280,627
Granite Holdings US Acquisition Co., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 9/30/26		1,194	1,195,940
Ingersoll-Rand Services Company, Term Loan, 1.835%, (1 mo. USD LIBOR + 1.75%), 3/1/27		1,407	1,386,959
LTI Holdings, Inc.:
Term Loan, 4.75%, 7/24/26(8)		225	224,578
Term Loan, 4.835%, (1 mo. USD LIBOR + 4.75%), 7/24/26		375	374,297
Madison IAQ, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/21/28		2,500	2,486,980
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		1,040	1,002,360
Thermon Industries, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/30/24		236	235,306
Tiger Acquisition, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/1/28		600	597,000
Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/29/27		1,340	1,341,335
Zephyr German BidCo GmbH, Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), 3/10/28	EUR	650	767,647

			$27,351,945

Insurance — 4.2%
AssuredPartners, Inc.:
Term Loan, 2/12/27(9)		1,400	$1,390,900
Term Loan, 2/12/27(9)		1,400	1,389,063

Borrower/Description	Principal Amount* (000’s omitted)		Value
Asurion, LLC:
Term Loan, 3.21%, (1 mo. USD LIBOR + 3.125%), 11/3/23		1,308	$1,294,991
Term Loan, 3.335%, (1 mo. USD LIBOR + 3.25%), 12/23/26		1,333	1,309,015
Term Loan - Second Lien, 5.335%, (1 mo. USD LIBOR + 5.25%), 1/31/28		2,070	2,063,101
Financiere CEP S.A.S., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	550	653,201
Hub International Limited, Term Loan, 4/25/25(9)		3,000	3,001,740
NFP Corp., Term Loan, 2/15/27(9)		2,200	2,167,458
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27		3,000	3,002,250
Sedgwick Claims Management Services, Inc., Term Loan, 12/31/25(9)		1,250	1,234,961

			$17,506,680

Leisure Goods/Activities/Movies — 3.9%
Amer Sports Oyj, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	1,813	$2,147,690
Carnival Corporation, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		1,386	1,383,401
City Football Group Limited, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/21/28		1,000	997,500
ClubCorp Holdings, Inc., Term Loan, 9/18/24(9)		1,500	1,413,958
Crown Finance US, Inc.:
Term Loan, 2.625%, (6 mo. EURIBOR + 2.625%), 2/28/25	EUR	289	272,855
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		1,749	1,368,181
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26		1,527	1,181,929
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(11)		506	624,288
Lindblad Expeditions, Inc.:
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		341	325,519
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		1,363	1,302,076
Match Group, Inc., Term Loan, 1.874%, (3 mo. USD LIBOR + 1.75%), 2/13/27		775	769,188
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28		775	768,461
Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25		198	197,002
Travel Leaders Group, LLC, Term Loan, 4.085%, (1 mo. USD LIBOR + 4.00%), 1/25/24		1,712	1,596,763
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		1,200	1,194,215
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	678	744,307

			$16,287,333

Lodging and Casinos — 1.4%
Boyd Gaming Corporation, Term Loan, 2.332%, (1 week USD LIBOR + 2.25%), 9/15/23		670	$669,274
Great Canadian Gaming Corporation, Term Loan, 11/1/26(9)		1,525	1,529,003
Oravel Stays Singapore Pte. Ltd., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 6/23/26		650	673,562
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		1,126	1,086,234
Sportradar Capital S.a.r.l., Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 11/22/27	EUR	550	652,254
Twin River Worldwide Holdings, Inc., Term Loan, 8/6/28(9)		1,000	999,167

			$5,609,494

Borrower/Description	Principal Amount* (000’s omitted)		Value
Nonferrous Metals/Minerals — 0.2%
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25		746	$748,735

			$748,735

Oil and Gas — 4.3%
Apergy Corporation, Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		127	$126,190
Centurion Pipeline Company, LLC:
Term Loan, 3.335%, (1 mo. USD LIBOR + 3.25%), 9/29/25		268	264,522
Term Loan, 4.085%, (1 mo. USD LIBOR + 4.00%), 9/28/25		249	244,086
CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		2,077	2,057,330
CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		4,125	4,124,510
CQP Holdco L.P., Term Loan, 6/5/28(9)		975	968,398
Delek US Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		593	596,018
Matador Bidco S.a.r.l., Term Loan, 4.835%, (1 mo. USD LIBOR + 4.75%), 10/15/26		4,054	4,061,920
Prairie ECI Acquiror L.P., Term Loan, 4.835%, (1 mo. USD LIBOR + 4.75%), 3/11/26		546	528,474
PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24		1,856	1,856,967
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 8/27/26(9)		783	782,903
UGI Energy Services, LLC, Term Loan, 8/13/26(9)		2,000	2,006,250

			$17,617,568

Publishing — 1.7%
Adevinta ASA:
Term Loan, 3.25%, (2 mo. EURIBOR + 3.25%), 6/26/28	EUR	1,250	$1,476,745
Term Loan, 3.75%, (2 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/26/28		325	325,101
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		521	521,720
Ascend Learning, LLC:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24		2,679	2,680,633
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24		422	422,973
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26		1,712	1,712,565

			$7,139,737

Radio and Television — 1.3%
Gray Television, Inc.:
Term Loan, 2.346%, (1 mo. USD LIBOR + 2.25%), 2/7/24		255	$254,494
Term Loan, 2.596%, (1 mo. USD LIBOR + 2.50%), 1/2/26		637	634,046
Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25		728	727,725
Nexstar Broadcasting, Inc., Term Loan, 2.596%, (1 mo. USD LIBOR + 2.50%), 9/18/26		453	451,384
Sinclair Television Group, Inc.:
Term Loan, 2.59%, (1 mo. USD LIBOR + 2.50%), 9/30/26		663	650,919
Term Loan, 3.09%, (1 mo. USD LIBOR + 3.00%), 4/1/28		452	448,974
Univision Communications, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26		2,200	2,197,593

			$5,365,135

Borrower/Description	Principal Amount* (000’s omitted)		Value
Retailers (Except Food and Drug) — 3.0%
CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27		773	$773,606
Great Outdoors Group, LLC, Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28		2,935	2,947,305
Harbor Freight Tools USA, Inc., Term Loan, 10/19/27(9)		2,750	2,742,968
Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		2,042	2,035,938
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28		3,275	3,283,479
Phillips Feed Service, Inc., Term Loan, 7.125%, (3 mo. USD LIBOR + 7.00%), 11/13/24(5)		114	91,213
Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/22(5)(12)		44	34,849
Protective Industrial Products, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 1/20/28		599	597,752

			$12,507,110

Steel — 0.6%
Neenah Foundry Company, Term Loan, 10.00%, (1 mo. USD LIBOR + 9.00%, Floor 1.00%), 12/13/22		303	$280,014
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25		871	868,573
TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(10)		274	273,283
Zekelman Industries, Inc., Term Loan, 2.088%, (1 mo. USD LIBOR + 2.00%), 1/24/27		1,044	1,030,863

			$2,452,733

Surface Transport — 1.2%
Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26		2,637	$2,637,739
PODS, LLC, Term Loan, 3/31/28(9)		2,500	2,494,097

			$5,131,836

Telecommunications — 3.0%
Avaya, Inc., Term Loan, 4.096%, (1 mo. USD LIBOR + 4.00%), 12/15/27		225	$225,342
Digicel International Finance Limited, Term Loan, 3.43%, (6 mo. USD LIBOR + 3.25%), 5/28/24		1,757	1,696,561
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		408	409,058
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		800	731,603
Intelsat Jackson Holdings S.A.:
DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22		1,037	1,046,962
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23		1,900	1,934,042
Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24		1,600	1,635,200
IPC Corp., Term Loan, 6.75%, (USD Prime + 3.50%), 8/6/21		1,230	1,219,526
Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/13/28		325	325,406
Onvoy, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24		1,642	1,641,940
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		1,016	1,016,161
Zayo Group Holdings, Inc., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	444	521,183

			$12,402,984

Borrower/Description	Principal Amount* (000’s omitted)	Value
Utilities — 0.8%
Calpine Construction Finance Company L.P., Term Loan, 2.085%, (1 mo. USD LIBOR + 2.00%), 1/15/25	934	$919,856
USIC Holdings, Inc., Term Loan, 5/12/28(9)	2,400	2,394,300

		$3,314,156

Total Senior Floating-Rate Loans (identified cost $545,236,080)		$547,015,555

Warrants — 0.3%

Security	Shares	Value
Entertainment — 0.0%(13)
Cineworld Group PLC, Exp. 11/23/25(3)(4)	154,246	$52,613

		$52,613

Health Care — 0.0%(13)
THAIHOT Investment Company US Limited, Exp. 10/13/27(3)(4)(5)	24	$24,192
THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(3)(4)(5)	1,310	0

		$24,192

Oil and Gas — 0.3%
QuarterNorth Energy, Inc., Exp. 8/27/28(3)(4)	8,300	$975,250

		$975,250

Total Warrants (identified cost $0)		$1,052,055

Short-Term Investments — 3.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(14)	12,478,373	$12,478,373

Total Short-Term Investments (identified cost $12,478,373)		$12,478,373

Total Investments — 148.2% (identified cost $612,247,492)		$613,785,525

Less Unfunded Loan Commitments — (0.3)%		$(1,366,566)

Net Investments — 147.9% (identified cost $610,880,926)		$612,418,959

Notes Payable — (4.8)%		$(20,000,000)

Description	Value
Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (19.3)%	$(79,922,175)

Other Assets, Less Liabilities — (23.8)%	$(98,325,908)

Net Assets Applicable to Common Shares — 100.0%	$414,170,876

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2021, the aggregate value of these securities is $38,326,026 or 9.3% of the Trust’s net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2021.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(4)	Non-income producing security.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Restricted security.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(8)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At August 31, 2021, the total value of unfunded loan commitments is $1,353,098.

(9)	This Senior Loan will settle after August 31, 2021, at which time the interest rate will be determined.

(10)

The stated interest rate represents the weighted average interest rate at August 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	Fixed-rate loan.

(12)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(13)	Amount is less than 0.05%.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,199,351	USD	1,406,380	JPMorgan Chase Bank, N.A.	9/2/21	$9,754	$—
USD	23,571,361	EUR	19,866,910	Standard Chartered Bank	9/2/21	113,498	—
USD	22,049,680	EUR	18,667,559	Standard Chartered Bank	10/4/21	—	(6,049)
USD	1,434,221	EUR	1,217,582	State Street Bank and Trust Company	10/29/21	—	(5,035)
USD	1,704,828	GBP	1,225,591	State Street Bank and Trust Company	10/29/21	19,624	—
USD	12,694,361	EUR	10,737,457	HSBC Bank USA, N.A.	11/30/21	—	(5,844)

						$142,876	$(16,928)

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At August 31, 2021, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

At August 31, 2021, the value of the Trust’s investment in affiliated funds was $12,478,373, which represents 3.0% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended August 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$6,274,548	$271,244,934	$(265,041,341)	$232	$—	$12,478,373	$6,323	12,478,373

Restricted Securities

At August 31, 2021, the Trust owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	758	$34,724	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	14,000	0

Total Restricted Securities			$48,724	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2021, the hierarchy of inputs used in valuing the Trust’s investments and open derivatives, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$31,163,355	$—	$31,163,355
Closed-End Funds	8,691,169	—	—	8,691,169
Common Stocks	1,642,419	1,556,992	2,403,117	5,602,528
Convertible Preferred Stocks	—	—	0	0
Corporate Bonds	—	7,782,490	—	7,782,490
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	545,180,099	468,890	545,648,989
Warrants	—	1,027,863	24,192	1,052,055
Short-Term Investments	—	12,478,373	—	12,478,373
Total Investments	$10,333,588	$599,189,172	$2,896,199	$612,418,959
Forward Foreign Currency Exchange Contracts	$—	$142,876	$—	$142,876
Total	$10,333,588	$599,332,048	$2,896,199	$612,561,835

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(16,928)	$—	$(16,928)
Total	$—	$(16,928)	$—	$(16,928)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2021 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.